Other accounts receivable, net - Movement in the allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other accounts receivable, net
Balance as of beginning of the year	$ (615)	$ (1,640)
Write-offs	1,478	1,783
Increase in allowance	(1,672)	(795)
Foreign currency translation effect		37
Balance as of end of the year	$ (809)	$ (615)